Contingencies (Details) $ in Millions			12 Months Ended
	Dec. 30, 2022 USD ($)	May 02, 2019 lawsuit	Nov. 30, 2022 USD ($) classAction cruise_ship	Nov. 30, 2021 USD ($)
Loss Contingencies [Line Items]
Number of lawsuits | lawsuit		2
Number of class actions, COVID-19 | classAction			11
Number of class actions dismissed or settled, COVID-19 | cruise_ship			9
Customer deposits			$ 1,700	$ 1,100
Escrow deposit			$ 30	$ 30
Subsequent Event
Loss Contingencies [Line Items]
Loss contingency liability	$ 110
Loss contingency, fees and costs	$ 4